Employee compensation and benefits - Benefits expected to be paid from plans (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) year	Dec. 31, 2017 year
Employee Compensation And Benefits [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 312
Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year	17.0	17.4
Pension Plan | Principal plan | 2019
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 820
Pension Plan | Principal plan | 2020
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	856
Pension Plan | Principal plan | 2021
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	911
Pension Plan | Principal plan | 2022
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	981
Pension Plan | Principal plan | 2023
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,004
Pension Plan | Principal plan | 2024 - 2028
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 5,248
Pension Plan | Other plans
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year	13.3	12.9
Pension Plan | Other plans | 2019
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 442
Pension Plan | Other plans | 2020
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	517
Pension Plan | Other plans | 2021
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	522
Pension Plan | Other plans | 2022
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	514
Pension Plan | Other plans | 2023
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	469
Pension Plan | Other plans | 2024 - 2028
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 2,286